Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 286,633,791.60
Total Fee Amount	39,584.13
Total Offset Amount	0.00
Net Fee	$ 39,584.13
Offering Table N/A
Offset Table N/A	N/A